Exhibit 1

Lone Star Portfolio Trust 2015-LSP

Commercial Mortgage Pass-Through Certificates, Series 2015-LSP

Lone Star Portfolio Trust 2015-LSP MZ

Commercial Mezzanine Pass-Through Certificates, Series 2015-LSP MZ

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Column Financial, Inc.

Credit Suisse Securities (USA) LLC

Drexel Hamilton, LLC

2 November 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

383 Madison Avenue

New York, New York 10179

Column Financial, Inc.

Credit Suisse Securities (USA) LLC

11 Madison Avenue

New York, New York 10010

Drexel Hamilton, LLC

77 Water Street

New York, New York 10005

Re:	Lone Star Portfolio Trust 2015-LSP

Commercial Mortgage Pass-Through Certificates, Series 2015-LSP (the “CMBS Certificates”)

Lone Star Portfolio Trust 2015-LSP MZ

Commercial Mezzanine Pass-Through Certificates, Series 2015-LSP MZ (the “Mezzanine Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Loan (as defined in Attachment A) and Mezzanine Loan (as defined in Attachment A) that secure the CMBS Certificates and the Mezzanine Certificates, respectively. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan or Mezzanine Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination to express an opinion or a review to express a conclusion in accordance with the attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan or Mezzanine Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan or Mezzanine Loan,
iii.	Whether the originators of the Trust Loan or Mezzanine Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan or Mezzanine Loan that would be material to the likelihood that the issuer of the CMBS Certificates or Mezzanine Certificates that are secured by the Trust Loan or Mezzanine Loan, respectively, will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

2 November 2015

Attachment A Page 1 of 11

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The CMBS Certificates will represent interests in Lone Star Portfolio Trust 2015-LSP (the “CMBS Issuing Entity”) to be established by the Depositor,
b.	The CMBS Issuing Entity’s assets will consist primarily of two promissory notes issued by seven special purpose entities (collectively, the “Mortgage Borrowers”) collectively evidencing a floating-rate loan (the “Trust Loan”),
c.	The Mortgage Borrowers also issued two additional promissory notes which evidence the amount of future advances that may be made pursuant to the terms of the loan agreement Source Document (the “Future Advances,” together with the “Trust Loan,” the “Mortgage Loan”),
d.	The Future Advances, if and when made, will generally be pari passu in right of payment with the Trust Loan and will not be assets of the CMBS Issuing Entity,
e.	The Mortgage Loan is secured by, among other things, cross-collateralized and cross-defaulted first mortgage or deed of trust liens on the Mortgage Borrowers’ fee simple interests in 103 office and industrial properties (collectively, the “Properties”),
f.	The Mortgage Loan has a related floating-rate, interest-only mezzanine loan (the “Mezzanine Loan”),
g.	The Mezzanine Certificates will represent interests in Lone Star Portfolio Trust 2015-LSP MZ (the “Mezzanine Issuing Entity”) to be established by the Depositor,
h.	The Mezzanine Issuing Entity’s assets will consist primarily of four promissory notes issued by seven special purpose entities (collectively, the “Mezzanine Borrowers”) evidencing the Mezzanine Loan,
i.	The Mezzanine Loan is secured by, among other things, pledges of the Mezzanine Borrowers’ direct ownership interests in the Mortgage Borrowers and
j.	The Mezzanine Loan will be subordinate in priority of payment to the Mortgage Loan.

The Depositor informed us that as of the date of this report, the outstanding funded balance of the Future Advances is $0. For the avoidance of doubt, all references and recalculations related to the Mortgage Loan that are described in this report are based on the Trust Loan, and do not include the Future Advances, unless specifically stated.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”). For the avoidance of doubt, all references and recalculations related to the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property that are described in this report are based on the Trust Loan and the Mezzanine Loan, and do not include the Future Advances.

Attachment A Page 2 of 11

Procedures we performed and our associated findings

1.	We obtained from the Depositor:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Mortgage Loan, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 November 2015 (the “Cut-off Date”) and
b.	A record layout and decode table related to the information on the Preliminary Data File.

Using information on the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 2 of Attachment A and the instructions provided by the Depositor that are described in the next paragraph of this Item 1.

The Source Document(s) that the Depositor instructed us to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Depositor indicated contains information on the Mortgage Loan, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Cut-off Date and
b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:

i.	Final Data File and
ii.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 3 of 11

4.	Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date

of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term and
ii.	Original Mezz Loan Term

of the Mortgage Loan and Mezzanine Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term and
c.	Original Mezz Loan Term

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity and
ii.	Remaining Mezz Loan Term to Maturity

of the Mortgage Loan and Mezzanine Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 11

7.	With respect to the Mortgage Loan and Mezzanine Loan, the loan agreement and mezzanine loan agreement Source Documents indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Mortgage Loan Amortization Term”),
b.	Use “0” for the original amortization term of the Mezzanine Loan (the “Original Mezz Loan Amortization Term”),
c.	Use “0” for the remaining amortization term of the Mortgage Loan (the “Remaining Mortgage Loan Amortization Term”),
d.	Use “0” for the remaining amortization term of the Mezzanine Loan (the “Remaining Mezz Loan Amortization Term”),
e.	Use the “Cut-off Date Allocated Trust Loan Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, as the principal balance of the Mortgage Loan and each Property as of the “Maturity Date” of the Mortgage Loan (the “Maturity Allocated Trust Loan Balance”),
f.	Use the “Cut-off Date Allocated Mezzanine Loan Balance” of the Mezzanine Loan and each Property, as shown on the Final Data File, as the principal balance of the Mezzanine Loan and each Property as of the “Maturity Date” of the Mezzanine Loan (the “Maturity Allocated Mezzanine Loan Balance”),
g.	Use the “Original Mortgage Loan Term” of the Mortgage Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Mortgage Loan IO Period”) and
h.	Use the “Original Mezz Loan Term” of the Mezzanine Loan, as shown on the Final Data File, for the original interest-only period of the Mezzanine Loan (the “Mezz Loan IO Period”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 11

8.	Using the “Cut-off Date Allocated Trust Loan Balance” of each Property, as shown on the Final Data File, we recalculated the “Percentage of Cut-off Date Allocated Trust Loan Balance” of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Loan Margin,
b.	Mezzanine Loan Margin,
c.	LIBOR Rounding Methodology and
d.	LIBOR Floor

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, and the LIBOR assumption of 0.20000% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate (At Assumed LIBOR) and
ii.	Mezzanine Loan Interest Rate

of the Mortgage Loan and Mezzanine Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Margin,
b.	Mezzanine Loan Margin and
c.	LIBOR Cap

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan Interest Rate (At LIBOR CAP) and
ii.	Mezzanine Loan Interest Rate (At LIBOR CAP)

of the Mortgage Loan and Mezzanine Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 11

11.	Using the:
a.	Original Allocated Trust Loan Balance,
b.	Original Allocated Mezzanine Loan Balance,
c.	Cut-off Date Allocated Trust Loan Balance,
d.	Cut-off Date Allocated Mezzanine Loan Balance,
e.	Maturity Allocated Trust Loan Balance,
f.	Maturity Allocated Mezzanine Loan Balance,
g.	Mortgage Loan Interest Rate (At Assumed LIBOR),
h.	Mezzanine Loan Interest Rate,
i.	Mortgage Loan Interest Rate (At LIBOR CAP) and
j.	Mezzanine Loan Interest Rate (At LIBOR CAP)

of the Mortgage Loan, Mezzanine Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Allocated Total Debt Balance,
ii.	Cut-off Date Allocated Total Debt Balance,
iii.	Maturity Allocated Total Debt Balance,
iv.	Total Debt Interest Rate (at Assumed LIBOR) and
v.	Total Debt Interest Rate (at LIBOR CAP)

of the Total Debt associated with the Mortgage Loan and, also with respect to items i., ii. and iii. above, of the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Cut-off Date Allocated Trust Loan Balance,
b.	Mortgage Loan Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 12., we recalculated the:

i.	Monthly Trust Loan Debt Service and
ii.	Annual Trust Loan Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Trust Loan Debt Service” of the Mortgage Loan as 1/12th of the product of:

i.	The “Cut-off Date Allocated Trust Loan Balance” of the Mortgage Loan, as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate (At Assumed LIBOR)” of the Mortgage Loan, as shown on the Final Data File, and
iii.	366/360.

Attachment A Page 7 of 11

12. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Trust Loan Debt Service” of the Mortgage Loan as the product of:

i.	The “Cut-off Date Allocated Trust Loan Balance” of the Mortgage Loan, as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate (At Assumed LIBOR)” of the Mortgage Loan, as shown on the Final Data File, and
iii.	366/360.

13.	Using the:
a.	Cut-off Date Allocated Total Debt Balance,
b.	Total Debt Interest Rate (at Assumed LIBOR) and
c.	Accrual Basis

of the Total Debt associated with the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 13., we recalculated the:

i.	Total Debt Monthly Debt Service and
ii.	Total Debt Annual Debt Service

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Total Debt Monthly Debt Service” of the Total Debt associated with the Mortgage Loan as 1/12th of the product of:

i.	The “Cut-off Date Allocated Total Debt Balance” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File,
ii.	The “Total Debt Interest Rate (at Assumed LIBOR)” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File, and
iii.	366/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Total Debt Annual Debt Service” of the Total Debt associated with the Mortgage Loan as the product of:

i.	The “Cut-off Date Allocated Total Debt Balance” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File,
ii.	The “Total Debt Interest Rate (at Assumed LIBOR)” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File, and
iii.	366/360.

Attachment A Page 8 of 11

14.	Using the:
a.	Annual Trust Loan Debt Service,
b.	Cut-off Date Allocated Trust Loan Balance,
c.	Maturity Allocated Trust Loan Balance,
d.	2014 NOI,
e.	Underwritten NOI,
f.	Underwritten Net Cash Flow and
g.	As-Is Appraised Value

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Trust Loan 2014 NOI DY,
ii.	Trust Loan 2014 NOI DSCR,
iii.	Trust Loan Underwritten NOI DSCR,
iv.	Trust Loan Underwritten NCF DSCR,
v.	Trust Loan Underwritten NOI DY,
vi.	Trust Loan Underwritten NCF DY and
vii.	Cut-off Date Trust Balance LTV

of the Mortgage Loan and, also with respect to item vii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:

a.	Round the “Trust Loan Underwritten NOI DSCR” and “Trust Loan Underwritten NCF DSCR” to two decimal places and
b.	Round the “Trust Loan Underwritten NOI DY,” “Trust Loan Underwritten NCF DY” and “Cut-off Date Trust Balance LTV” to the nearest 1/10th of one percent.

15.	Using the:
a.	Total Debt Annual Debt Service,
b.	Cut-off Date Allocated Total Debt Balance,
c.	Maturity Allocated Total Debt Balance,
d.	2014 NOI,
e.	Underwritten NOI,
f.	Underwritten Net Cash Flow and
g.	As-Is Appraised Value

of the Total Debt associated with the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt 2014 NOI DY,
ii.	Total Debt 2014 NOI DSCR,
iii.	Total Debt Underwritten NOI DSCR,
iv.	Total Debt Underwritten NCF DSCR,
v.	Total Underwritten Debt NOI DY,
vi.	Total Underwritten Debt NCF DY and
vii.	Cut-off Date Total Debt LTV

of the Total Debt associated with the Mortgage Loan and, also with respect to item vii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 11

15. (continued)

For the purpose of this procedure, we were instructed by the Depositor to:

a.	Round the “Total Debt Underwritten NOI DSCR” and “Total Debt Underwritten NCF DSCR” to two decimal places and
b.	Round the “Total Underwritten Debt NOI DY,” “Total Underwritten Debt NCF DY” and “Cut-off Date Total Debt LTV” to the nearest 1/10th of one percent.

16.	Using the:
a.	Cut-off Date Allocated Trust Loan Balance and
b.	Units

of the Mortgage Loan and each Property, as applicable, both as shown on the Final Data File, we recalculated the “Cut-off Date Allocated Trust Loan Balance Per SF” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	SF1,
b.	SF2,
c.	SF3,
d.	SF4,
e.	SF5 and
f.	Units

of each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Space Pct 1,
ii.	Space Pct 2,
iii.	Space Pct 3,
iv.	Space Pct 4 and
v.	Space Pct 5

of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Primary Servicer and
b.	Master Servicer

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Servicing Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 11

19.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin and
c.	CREFC Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Mortgage Loan Interest Rate (At Assumed LIBOR) and
b.	Total Admin Fee

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	Using the:
a.	Mezzanine Primary Servicer and
b.	Mezzanine Master Servicer

of the Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Mezzanine Servicing Fee” of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

22.	Using the:
a.	Mezzanine Servicing Fee,
b.	Mezzanine Trustee/Cert Admin and
c.	Mezzanine CREFC Fee

of the Mezzanine Loan, all as shown on the Final Data File, we recalculated the “Mezzanine Total Admin Fee” of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

23.	Using the:
a.	Mezzanine Loan Interest Rate and
b.	Mezzanine Total Admin Fee

of the Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Net Mezz Rate” of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 11 of 11

24.	With respect to the Future Advances, the loan agreement Source Document indicates that the Future Advances are interest-only for their entire terms, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Future Advance Component” of the Future Advances, as shown on the Final Data File, as the principal balance of the Future Advances as of the Cut-off Date (the “Cut-off Date Future Advance Component”) and
b.	Use the “Original Future Advance Component” of the Future Advances, as shown on the Final Data File, as the principal balance of the Future Advances as of the “Maturity Date” of the Future Advances (the “Maturity Future Advance Component”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to use the “Original Future Advance Component” of the Future Advances, which represents the maximum amount of the Future Advances (as further described in Note 6 of Exhibit 2 to Attachment A), for the “Cut-off Date Future Advance Component” and “Maturity Future Advance Component” characteristics, even though the Depositor indicated that as of the date of this report, the outstanding funded balance of the Future Advances is $0.

Except for the “Cut-off Date Future Advance Component” and “Maturity Future Advance Component” characteristics, all other characteristics described in Attachment A that are related to the Mortgage Loan are based on the Trust Loan, and do not include the Future Advances.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Document Title	Document Date

Mortgage Loan Promissory Note A-1 (see Note 1)	8 September 2015

Mortgage Loan Promissory Note A-2 (see Note 1)	8 September 2015

Mortgage Loan Promissory Note A-3 (see Note 2)	8 September 2015

Mortgage Loan Promissory Note A-4 (see Note 2)	8 September 2015

Mezzanine Promissory Note A-1-A (see Note 3)	8 September 2015

Mezzanine Promissory Note A-1-B (see Note 3)	8 September 2015

Mezzanine Promissory Note A-2-A (see Note 3)	8 September 2015

Mezzanine Promissory Note A-2-B (see Note 3)	8 September 2015

Loan Agreement	8 September 2015

Mezzanine Loan Agreement	8 September 2015

Interest Rate Cap Agreement	8 September 2015

Mezzanine Interest Rate Cap Agreement	8 September 2015

Guaranty Agreement	8 September 2015

Updated Allocated Loan Amount Schedule (Updated ALA Schedule.xlsx )	Not Applicable

Non-Consolidation Agreement	8 September 2015

Bloomberg Screen Shot for LIBOR Cap Provider Rating	12 October 2015

Escrow Letter	8 September 2015

Purchase and Sale Agreements	Various

Bison Portfolio Purchase and Sales Agreement Amendment	12 June 2015

Exhibit 1 to Attachment A

Property Source Documents

Document Title	Document Date

Lone Star Model (Sell Side Model_Lone Star Diversified Portfolio_v16-Bannockburn.xlsx)	Not Applicable

Property Appraisal Reports	Various

Engineering Reports	Various

Environmental Phase I Reports	Various

USPS Internet Site (www.usps.gov)	Not Applicable

Management Agreement	8 September 2015

Property Type Breakdown (Property Classes.xlsx )	Not Applicable

Title Policies	Various

Notes:

1.	The mortgage loan promissory note A-1 and mortgage loan promissory note A-2 Source Documents are hereinafter referred to as the “Trust Loan Note.”

2.	The mortgage loan promissory note A-3 and mortgage loan promissory note A-4 Source Documents are hereinafter referred to as the “Future Advance Note.”

3.	The mezzanine promissory note A-1-A, mezzanine promissory note A-1-B, mezzanine promissory note A-2-A and mezzanine promissory note A-2-B Source Documents are hereinafter referred to collectively as the “Mezzanine Note.”

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Property Appraisal Report or USPS Internet Site (www.usps.gov)
City (see Note 1)	Property Appraisal Report or USPS Internet Site (www.usps.gov)
State / Province (see Note 1)	Property Appraisal Report or USPS Internet Site (www.usps.gov)
Zip Code	Property Appraisal Report or USPS Internet Site (www.usps.gov))
Property Type	Property Appraisal Report
Class	Property Type Breakdown
Year Built	Property Appraisal Report
Year Renovated	Property Appraisal Report
Units	Lone Star Model
Unit Type	Lone Star Model
Occupancy %	Lone Star Model
Single Tenant	Lone Star Model
Ownership Interest	Title Policies

Third Party Information:

Characteristic	Source Document

As-Is Appraised Value	Property Appraisal Report
Appraisal Firm	Property Appraisal Report
Date of Appraisal (Valuation Date)	Property Appraisal Report
Environmental Firm	Environmental Phase I Report
Phase I Date	Environmental Phase I Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report

Exhibit 2 to Attachment A

Underwriting Information: (see Note 2)

Characteristic	Source Document

Underwritten Occupancy Total Percent	Lone Star Model
Underwritten Rent	Lone Star Model
Underwritten Effective Gross Income	Lone Star Model
Underwritten Expense Total	Lone Star Model
Underwritten NOI	Lone Star Model
Underwritten Replacement Reserves	Lone Star Model
Underwritten TI and LC	Lone Star Model
Underwritten Net Cash Flow	Lone Star Model
2012 Revenues	Lone Star Model
2012 Expenses	Lone Star Model
2012 NOI	Lone Star Model
2013 Revenues	Lone Star Model
2013 Expenses	Lone Star Model
2013 NOI	Lone Star Model
2014 Revenues	Lone Star Model
2014 Expenses	Lone Star Model
2014 NOI	Lone Star Model
2015 NOI (Budgeted)	Lone Star Model

Major Tenant Information:

Characteristic	Source Document

Tenant Name 1	Lone Star Model
SF1	Lone Star Model
Tenant Lease Expiration Date 1	Lone Star Model
Tenant Name 2	Lone Star Model
SF2	Lone Star Model
Tenant Lease Expiration Date 2	Lone Star Model
Tenant Name 3	Lone Star Model
SF3	Lone Star Model
Tenant Lease Expiration Date 2	Lone Star Model
Tenant Name 4	Lone Star Model
SF4	Lone Star Model
Tenant Lease Expiration Date 2	Lone Star Model
Tenant Name 5	Lone Star Model
SF5	Lone Star Model
Tenant Lease Expiration Date 2	Lone Star Model

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Loan Agreement
Monthly Tax Escrow	Loan Agreement
Initial Insurance Escrow	Loan Agreement
Monthly Insurance Escrow	Loan Agreement
Initial Replacement Reserves Escrow	Loan Agreement
Monthly Replacement Reserves Escrow	Loan Agreement
Rollover Escrow	Loan Agreement
Monthly Rollover Escrow	Loan Agreement
Initial Free Rent Escrow	Loan Agreement
Monthly Free Rent Escrow	Loan Agreement
Initial Environmental Reserve	Loan Agreement
Other Escrow Type	Loan Agreement
Other Escrow Initial Deposit	Loan Agreement
Other Escrow Monthly Deposit	Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Origination Date (see Note 3)	Trust Loan Note and Mezzanine Note
Original Allocated Trust Loan Balance	Updated Allocated Loan Amount Schedule
Cut-off Date Allocated Trust Loan Balance	Updated Allocated Loan Amount Schedule
Original Allocated Mezzanine Loan Balance	Updated Allocated Loan Amount Schedule
Cut-off Date Allocated Mezzanine Loan Balance	Updated Allocated Loan Amount Schedule
First Payment Date (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period Start (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period End (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Maturity Date (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Extension Options (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Extension Description (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Extension Test Description (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Extension Spread Increase (Yes/No) (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Extension Spread Increase Description (see Note 4)	Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Borrower Entities	Loan Agreement
Original Future Advance Component	Loan Agreement
Payment Grace Period Event of Default (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Late Fee (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Default (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Late Fee (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Rate Type (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Accrual Basis (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Mortgage Loan Margin	Loan Agreement
Mezzanine Loan Margin	Mezzanine Loan Agreement
Interest Rate Adjustment Frequency (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
LIBOR Rounding Methodology (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
LIBOR Lookback Days (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
LIBOR Floor (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap (see Note 4)	Interest Rate Cap Agreement, Mezzanine Interest Rate Cap Agreement, Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap after Extension (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap Expiration Date	Interest Rate Cap Agreement
LIBOR Cap Provider	Interest Rate Cap Agreement
LIBOR Cap Provider Rating	Bloomberg Screen Shot for LIBOR Cap Provider Rating
Prepayment String	Loan Agreement
Mezzanine Prepayment String	Mezzanine Loan Agreement
Partial Prepayments Allowed (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Partial Release Permitted	Loan Agreement
LockBox (Y/N)	Loan Agreement
Lockbox Type (see Note 5)	Loan Agreement
Terms/Description of Springing Lockbox (if applicable)	Loan Agreement
Loan Purpose	Purchase and Sale Agreements
Single Asset Entity	Loan Agreement
Single Purpose Entity	Loan Agreement
Non-Consolidation Letter	Non-Consolidation Agreement
Future Debt Permitted?	Loan Agreement
Future Debt Description	Loan Agreement
Original Future Advance Component (see Note 6)	Future Advance Note and Loan Agreement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:

a.	Street Address,

b.	City and

c.	State / Province

characteristics, we were instructed by the Depositor to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1.00 or less.

3.	For the purpose of comparing the “Origination Date” characteristic, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loan that is shown on the trust loan note Source Document and mezzanine note Source Document, respectively.

4.	For the purpose of comparing the:

a.	First Payment Date,

b.	Interest Accrual Period Start,

c.	Interest Accrual Period End,

d.	Maturity Date,

e.	Extension Options,

f.	Extension Description,

g.	Extension Test Description,

h.	Extension Spread Increase (Yes/No),

i.	Extension Spread Increase Description,

j.	Payment Grace Period Event of Default,

k.	Payment Grace Period Event of Late Fee,

l.	Balloon Grace Period Event of Default,

m.	Balloon Grace Period Event of Late Fee,

n.	Rate Type,

o.	Amortization Type,

p.	Accrual Basis,

q.	Interest Rate Adjustment Frequency,

r.	LIBOR Rounding Methodology,

s.	LIBOR Lookback Days,

t.	LIBOR Floor,

u.	LIBOR Cap,

v.	LIBOR Cap after Extension and

w.	Partial Prepayments Allowed

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loan that is located on the applicable Source Documents for each of the characteristics listed in a. through w. above.

Exhibit 2 to Attachment A

Notes: (continued)

5.	For purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if as of the origination of the Mortgage Loan, tenants pay rents to the lockbox account, and monthly debt service and reserve accounts are funded directly from the lockbox account, all as described in the loan agreement Source Document.

6.	For the purpose of comparing the “Original Future Advance Component” characteristic, the Depositor instructed us to compare the information on the Preliminary Data File to the maximum amount of the Future Advances, as shown on the future advance note and loan agreement Source Documents (even though the Depositor indicated that as of the date of this report, the outstanding funded balance of the Future Advances is $0). Except for the “Original Future Advance Component” characteristic, all other characteristics described in Exhibit 2 to Attachment A that are related to the Mortgage Loan are based on the Trust Loan, and do not include the Future Advances.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information and instructions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property ID
Property Name
Property Count
Occupancy Date
Sponsors
Ground Lease Expiration Date
Seismic Zone
Seismic PML %
Primary Servicer
Master Servicer
Trustee/Cert Admin
CREFC Fee
Mezzanine Primary Servicer
Mezzanine Master Servicer
Mezzanine Trustee/Cert Admin
Mezzanine CREFC Fee

Note:          We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.